Securities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Securities (Details) [Line Items]
Held-to-maturity mortgage-backed securities	$ 242,000	$ 258,000
Gross unrealized losses	18,000	2,000
Pledged securities	1,700,000	1,800,000
Time deposits	1,500,000	$ 1,500,000
Minimum [Member]
Securities (Details) [Line Items]
Unrealized loss position	3,000
Maximum [Member]
Securities (Details) [Line Items]
Unrealized loss position	$ 15,000